PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution 2050 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .8%
43,182  Vanguard FTSE
Developed Markets
ETF
$ 1,887,917
5 .9
10,507  Vanguard Long-Term
Treasury ETF
583,244
1 .9
Total Exchange-Traded
Funds
(Cost $2,337,708)
2,471,161
7 .8
MUTUAL FUNDS : 92 .2%
Affiliated Investment Companies : 92 .2%
117,045
(1)
Voya Intermediate
Bond Fund - Class R6
971,471
3 .0
258,419
(1)
Voya Large Cap Value
Portfolio - Class R6
1,369,621
4 .3
213,539
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
1,906,905
6 .0
309,811
(1)
Voya Multi-Manager
International Equity
Fund - Class I
2,825,474
8 .9
317,637
(1)
Voya Multi-Manager
International Factors
Fund - Class I
2,728,506
8 .6
109,415
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
947,538
3 .0
21,419
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
1,194,739
3 .8
13,635
(1)(2)
Voya Small Cap
Growth Fund - Class
R6
483,354
1 .5
60,614
(1)
Voya Small Company
Fund - Class R6
806,776
2 .5
708,585
(1)
Voya U.S. Stock Index
Portfolio - Class I
11,457,818
36 .0
52,095  VY
®
Invesco Comstock
Portfolio - Class I
988,236
3 .1
65,987  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,623,945
5 .1
101,135  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
936,511
2 .9
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
14,853  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 1,122,615
3 .5
29,363,509
92 .2
Total Mutual Funds
(Cost $29,901,991)
29,363,509
92 .2
Total Long-Term
Investments
(Cost $32,239,699)
31,834,670
100 .0
Total Investments in
Securities
(Cost $32,239,699) $ 31,834,670 100 .0
Liabilities in Excess
of Other Assets (3,104) 0.0
Net Assets $ 31,831,566 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution 2050 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,471,161 $ — $ — $ 2,471,161
Mutual Funds 29,363,509 — — 29,363,509
Total Investments, at fair value $ 31,834,670 $ — $ — $ 31,834,670
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 498,748 $ 1,753,359 $ (1,246,024) $ (34,612) $ 971,471 $ 19,756 $ (10,318) $ —
Voya Large Cap Value Portfolio -
Class R6
995,110 726,482 (833,242) 481,271 1,369,621 — (471,731) 16,449
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
2,056,897 836,310 (1,521,200) 534,898 1,906,905 — (449,297) —
Voya Multi-Manager International
Equity Fund - Class I
3,084,168 972,090 (1,795,774) 564,990 2,825,474 — (456,460) —
Voya Multi-Manager International
Factors Fund - Class I
2,748,756 1,000,373 (1,349,155) 328,532 2,728,506 — (159,042) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
824,930 417,110 (372,396) 77,894 947,538 — (81,481) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 1,946,579 (869,784) 117,944 1,194,739 6,469 90,591 60,648
Voya Small Cap Growth Fund -
Class R6
499,637 163,323 (216,920) 37,314 483,354 — 4,697 —
Voya Small Company Fund - Class
R6
845,997 296,682 (382,788) 46,885 806,776 — (3,668) —
Voya U.S. Stock Index Portfolio -
Class I
11,005,584 4,514,644 (5,039,145) 976,735 11,457,818 8,792 (679,144) 1,083,990
VY
®
Invesco Comstock Portfolio -
Class I
1,412,823 384,420 (676,917) (132,090) 988,236 2,101 44,291 126,658
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,533,909 581,264 (1,764,389) 273,161 1,623,945 1,463 (227,922) 158,989
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
819,041 372,677 (555,472) 300,265 936,511 20 (230,092) 1,370
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,465,556 373,646 (1,662,133) 945,546 1,122,615 — (595,402) 17,992
$ 28,791,156 $ 14,338,959 $ (18,285,339) $ 4,518,733 $ 29,363,509 $ 38,601 $ (3,224,978) $ 1,466,096
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 478,505
Gross Unrealized Depreciation (883,535)
Net Unrealized Depreciation $ (405,030)